Long-Term Investments (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY (¥)	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY (¥)
Long-Term Investments [Line Items]
Investment amount	$ 13,012,340		$ 12,515,817
Cash consideration							$ 8,535,827	¥ 52,000,000
Dividend income	275,460		250,096		$ 420,596
Huashang Micro Finance Co. (“Huashang”) [Member]
Long-Term Investments [Line Items]
Investment amount													$ 13,203,257	¥ 90,000,000
Acquire percentage													22.50%	22.50%
Wenzhou Longlian Development Co., Ltd. (“Longlian”) [Member]
Long-Term Investments [Line Items]
Investment amount											$ 1,307,982	¥ 8,333,400
Acquire percentage											8.3334%	8.3334%
Longwan Rural Commercial Bank [Member]
Long-Term Investments [Line Items]
Investment amount									$ 7,172,207	¥ 44,982,000
Acquire percentage									2.10%	2.10%
Dividend income	$ 275,460	¥ 1,984,500	$ 250,096	¥ 1,764,000	$ 420,596	¥ 2,756,250
Minimum [Member]
Long-Term Investments [Line Items]
Ownership percentage							3.50%	3.50%
Maximum [Member]
Long-Term Investments [Line Items]
Ownership percentage							19.00%	19.00%